Assets and Disposal Groups Held for Sale	12 Months Ended
Mar. 31, 2022
Discontinued Operations And Disposal Groups [Abstract]
Assets and Disposal Groups Held for Sale	Assets and Disposal Groups Held for Sale
Takeda has classified certain assets as held for sale in the consolidated statements of financial position. Non-current assets and disposal groups are transferred to assets held for sale when it is expected that their carrying amounts will be recovered principally through a sale and the sale is considered highly probable. The non-current assets and disposal groups held for sale are held at the lower of carrying amount or fair value less costs to sell.
Gains or losses recognized from measuring the disposal groups classified as held for sale at the lower of their carrying amounts or fair value less costs to sell are recorded as other operating income or expenses.
Disposal Groups Held for Sale

JPY (millions) As of March 31
2021
Goodwill	¥12,078
Intangible assets	8,018
Inventories	392
Other	201
Total assets	¥20,689
During the year ended March 31, 2021, Takeda recognized 228,923 million JPY divestiture gain in other operating income (Note 5) upon the completion of following divestiture agreements and 60,179 million JPY revaluation gain related to SHP647 as further described in Note 5 for the assets and liabilities classified as the disposal group held for sale in previous fiscal years. Takeda’s proceeds from sales of business (net of cash and cash equivalents divested) in the consolidated statements of cash flows of 530,388 million JPY is mainly comprised of the proceeds from sale of disposal group held for sale with the following divestitures completed for the year ended March 31, 2021.
•A sales agreement of property, plant and equipment related to a manufacturing site in Ireland, which Takeda completed the divestiture in September 2020. The impact from this divestiture on the consolidated statements of profit or loss for the year ended March 31, 2021 was not material.
•A divestiture agreement of property, plant and equipment related to Shonan Health Innovation Park in Japan. Following the completion of divestiture in September 2020, a sale and leaseback was executed and Takeda recognized 75,131 million JPY and 63,859 million JPY of right-of-use assets and lease liabilities, respectively.
•An agreement to sell the portfolio of non-core selected over-the-counter and prescription pharmaceutical assets in Latin America with Hypera S.A., which Takeda completed the sales in January 2021.
•A divestiture agreement of the assets and liabilities related to TachoSil (Fibrin Sealant Patch) product which was completed in January 2021. The impact from this divestiture on the consolidated statements of profit or loss for the year ended March 31, 2021 was not material.
•A divestiture agreement of a portfolio of selected non-core over-the-counter and prescription pharmaceutical assets sold exclusively in Asia Pacific as well as a portfolio of selected non-core prescription pharmaceutical products sold predominantly in Europe and Canada. In addition, a portfolio of select over-the-counter and prescription pharmaceutical products sold in Europe and two manufacturing sites located in Denmark and Poland were divested.
•An agreement to divest Takeda Consumer Healthcare Company Limited, which Takeda completed the sale for 234,105 million JPY.
The disposal groups held for sale as of March 31, 2021 is mainly a group of assets and liabilities associated with a portfolio of non-core prescription pharmaceutical assets sold in China and the fair value of the disposal group is classified as Level 3 in the fair value hierarchy as of March 31, 2021. Takeda completed the divestiture of the disposal group in March 2022 and recognized the 5,602 million JPY divestiture gain in other operating income (Note 5). Also, the proceeds from this divestiture comprised the majority of Takeda’s proceeds from sales of business (net of cash and cash equivalents divested) in the consolidated statements of cash flows of 28,196 million JPY for the year ended March 31, 2022.
During the year ended March 31, 2021, Takeda recorded an impairment loss of 5,824 million JPY in other operating expenses (Note 5) while no impairment was recorded for the year ended March 31, 2022 when disposal groups were classified as held for sale. A part of the impairment loss recorded in other operating expenses for the year ended March 31, 2021 is included in restructuring expenses.